Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	£ (76)	£ (107)	£ (105)
Past service (losses)/gains – ordinary activities	(1)	34	0
Past service losses – exceptional	0	0	(5)
Gains on curtailments and settlements	2	34	18
Charge to operating profit	(75)	(39)	(92)
Net finance income in respect of post employment plans	44	10	5
Charge before taxation	(31)	(29)	(87)
Actual returns less amounts included in finance income	(1,435)	(1,432)	(6)
Experience (losses)/gains	(226)	(35)	80
Changes in financial assumptions	958	2,133	125
Changes in demographic assumptions	53	(40)	(183)
Other comprehensive (loss)/income	(650)	626	16
Changes in the surplus restriction	7	(11)	0
Total other comprehensive (loss)/income	(643)	615	16
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	1	45	4
Net settlement gain		27
Past service gain		(28)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ 15	£ (27)	(46)
Guaranteed minimum pension equalisation | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Past service losses – exceptional			£ (5)